Business Combinations - Summary of Assets and Liabilities Recognized upon Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 20, 2021	Dec. 06, 2021	Sep. 14, 2021	Mar. 16, 2021	Dec. 31, 2020	Feb. 05, 2020	Aug. 02, 2019	May 28, 2019	Apr. 03, 2019	Jan. 04, 2019
Disclosure Of Business Combinations [Line Items]
Deferred tax liability	$ (6,500)
Goodwill	382,285					$ 356,521
Luxclusif
Disclosure Of Business Combinations [Line Items]
Development Costs			$ 2,205
Customer relationships			1,611
Tangible assets			73
Net working capital			3,461
Net debt			(2,671)
Deferred tax liability			(725)
Total net identified assets acquired			3,954
Goodwill			3,863
Total net identified assets acquired and goodwill			7,817
Total cash or purchase consideration			$ 26,800
Allure
Disclosure Of Business Combinations [Line Items]
Development Costs		$ 5,412
Tangible assets		77
Net working capital		118
Net debt		(1,609)
Deferred tax liability		(3,364)
Total net identified assets acquired		634
Goodwill		21,069
Total net identified assets acquired and goodwill		21,703
Total cash or purchase consideration		$ 21,703
JBUX
Disclosure Of Business Combinations [Line Items]
Development Costs				$ 2,282
Tangible assets				2
Net working capital				(10)
Net debt				(17)
Deferred tax liability				(331)
Total net identified assets acquired				1,926
Goodwill				2,074
Total net identified assets acquired and goodwill				4,000
Total cash or purchase consideration				$ 4,000
Alanui
Disclosure Of Business Combinations [Line Items]
Intangible assets					$ 81
Brand name					7,279
Tangible assets					55
Other non-current assets					291
Inventory					830
Net working capital					(1,070)
Non-current liabilities					(28)
Deferred tax liability					(2,041)
Total net identified assets acquired					5,397
Fair value of previously held equity interest					(2,963)
Non-controlling interest					$ (2,434)
Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Intangible assets							$ 127
Brand name							4,699
Tangible assets							1,365
Right-of-use assets							858
Other non-current assets							720
Inventory							3,374
Net working capital							(2,175)
Non-current liabilities							(5,224)
Deferred tax liability						(1,300)	(1,311)
Total net identified assets acquired							2,433
Goodwill							10,674
Total net identified assets acquired and goodwill							13,107
Non-controlling interest							(965)
Total cash or purchase consideration							12,142
Net assets acquired							$ 12,142
Stadium Goods
Disclosure Of Business Combinations [Line Items]
Intangible assets											$ 2,049
Brand name											117,300
Tangible assets											319
Right-of-use assets											2,802
Other non-current assets											243
Inventory											541
Net working capital											(3,642)
Non-current liabilities											(14,465)
Total net identified assets acquired											105,147
Goodwill											73,653
Total cash or purchase consideration											178,800
Net assets acquired											$ 178,800
Toplife
Disclosure Of Business Combinations [Line Items]
Tangible assets									$ 17
Inventory									131
Current liabilities									(1,605)
Level 1 access button									9,058
Total net identified assets acquired									7,601
Goodwill									40,902
Total cash or purchase consideration									48,503
Net assets acquired									$ 48,503
Curiosity China
Disclosure Of Business Combinations [Line Items]
Customer relationships										$ 3,878
Tangible assets										78
Current assets										1,879
Current liabilities										(1,005)
Level 1 access button										2,059
Backlog										202
Deferred tax liability										(921)
Total net identified assets acquired										6,170
Goodwill	$ 3,039					$ 3,039				3,039
Total net identified assets acquired and goodwill										9,209
Non-controlling interest										(209)
Total cash or purchase consideration										9,000
Net assets acquired										$ 9,000
New Guards
Disclosure Of Business Combinations [Line Items]
Intangible assets								$ 1,382
Brand name								830,150
Tangible assets								2,714
Right-of-use assets								10,727
Deferred tax assets								3,451
Other non-current assets								2,694
Inventory								36,757
Net working capital								32,027
Non-current liabilities								(13,698)
Deferred tax liability								(231,729)
Total net identified assets acquired								674,475
Goodwill								192,831
Total net identified assets acquired and goodwill								867,306
Non-controlling interest								(158,407)
Total cash or purchase consideration								708,899
Net assets acquired								$ 708,899